Summary of Significant Accounting Policies - Summary Of Total Revenue And Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	21.60%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	24.20%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	13.30%